Other Assets - Schedule of Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Line Items]
Total	$ 7,287	$ 8,273
Total as a percentage of total other assets	100.00%	100.00%
Other Assets [Member]
Other Assets [Line Items]
Accrued interest receivable, net	2,161	2,147
Derivatives at fair value	1,624	2,241
Income tax asset, net current and deferred	1,299	1,478
Accounts receivable	881	1,111
Benefit and insurance-related investments	477	474
Fixed assets, net	237	215
Other loans, net	101	137
Other	$ 507	$ 470
Accrued interest receivable, net as a percentage of total other assets	30.00%	26.00%
Derivatives at fair value as a percentage of total other assets	22.00%	27.00%
Income tax asset, net current and deferred as a percentage of total other assets	18.00%	18.00%
Accounts receivable as a percentage of total other assets	12.00%	13.00%
Benefit and insurance-related investments as a percentage of total other assets	7.00%	6.00%
Fixed assets, net as a percentage of total other assets	3.00%	3.00%
Other loans, net as a percentage of total other assets	1.00%	2.00%
Other, as a percentage of total other assets	7.00%	5.00%